Cascade Private Capital Fund

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited)

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
Primary Fund Investments — 25.2%
26N Private Equity Partners I-A LP	5/7/2026	North America	-	$1,394,121	$1,485,660	[1,2,3]
AVS I (Feeder) L.P.	5/7/2026	North America	-	—	—	[1,2,3,10]
Bertram Growth Capital IV-A, L.P.	1/7/2022	North America	-	1,238,736	5,348,832	[1,2,3]
BlackRock Secondaries & Liquidity Solutions II (Lux) SCSp	12/27/2024	North America	-	51,000,000	70,712,991	[1,2,3]
BPOC Fund VI-A, L.P.	6/6/2025	North America	-	6,274,673	8,274,186	[1,2,3]
Brentwood Associates Private Equity VII-A, L.P.	4/30/2026	North America	-	2,538,149	2,597,237	[1,2,3]
Dawson Portfolio Finance Evergreen LP	5/28/2024	North America	68,333	70,000,000	81,770,509	[1,2,3]
DFJ Growth V, L.P.	11/27/2024	North America	-	2,940,000	5,017,977	[1,2,3]
Envoy Fund I LP	8/29/2025	North America	-	2,753,758	4,299,111	[1,2,3]
Geigel Hill, LP	3/11/2026	North America	-	46,314,297	46,314,297	[1,2,3]
Glouston Private Equity Opportunities VII FTE, L.P.	4/15/2024	North America	-	26,730,000	35,747,113	[1,2,3]
Gryphon Partners VI-A, L.P.	1/7/2022	North America	-	6,747,022	8,123,867	[1,2,3]
Haveli Investments Software Fund I Cayman, L.P.	4/28/2025	North America	-	10,114,262	12,171,561	[1,2,3]
Headlands Capital Offshore IV, LP	4/18/2024	North America	-	26,715,838	44,215,417	[1,2,3]
ICG LP Secondaries Fund I (Feeder) SCSp	4/12/2024	North America	-	4,952,089	6,319,682	[1,2,3]
JFL Equity Investors VI, L.P.	11/13/2024	North America	-	10,114,871	14,629,414	[1,2,3]
Juxtapose Ventures III, L.P.	12/3/2024	North America	-	730,088	428,531	[1,2,3]
Khosla Ventures Opportunity III, L.P.	9/23/2025	North America	-	2,450,000	2,408,708	[1,2,3]
Kohlberg Investors X, LP	9/27/2024	North America	-	2,089,048	2,607,463	[1,2,3]
Levine Leichtman Capital Partners VII-A, L.P.	12/11/2024	North America	-	870,372	918,249	[1,2,3]
Liquid 2 Winners Fund I, L.P.	2/3/2025	North America	-	4,625,000	6,263,594	[1,2,3]
MC Brazil Special Opportunities Fund III, LP	2/26/2026	South America	-	5,512,072	8,487,916	[1,2,3]
MCP Opportunity Secondary Program VI (USD) Feeder SCSp	5/14/2025	Europe	-	1,391,390	1,860,545	[1,2,3]
NCPE Access Fund, LP	5/29/2026	North America	-	25,000,000	25,003,880	[1,2,3]
NewView Capital Fund III Affiliate, LP	6/12/2024	North America	-	29,732,732	44,855,091	[1,2,3]
OceanSound Partners Fund, LP	1/7/2022	North America	-	6,284,226	10,631,266	[1,2,3]
Overbay 2025 Fund (International) LP	8/29/2025	North America	-	22,050,000	29,549,916	[1,2,3]
Overbay Capital Partners 2024 Fund US LP	12/30/2024	North America	-	8,890,086	11,936,332	[1,2,3]
Pathway Select Fund, LP - 2025	3/26/2025	North America	-	262,593,295	293,160,384	[1,2,3]
Pathway Select Fund, LP - Series A	3/28/2024	North America	-	486,791,324	617,794,314	[1,2,3]
Patria Acropolis LP	12/18/2024	Europe	-	6,116,979	7,794,325	[1,2,3,4]
Patria SOF V Feeder SCSp	10/31/2025	Europe	-	3,164,631	3,762,837	[1,2,3]
PSC V (B), SCSp	8/7/2025	Europe	-	7,894,489	9,414,276	[1,2,3,4]
Sage Equity Investors Side, L.P.	6/16/2025	North America	-	2,226,942	3,460,139	[1,2,3]
SAS Vehicle, L.P.	12/30/2024	North America	-	31,206,568	38,254,299	[1,2,3]
SPDW Partners LP	2/5/2025	North America	-	8,445,097	13,204,507	[1,2,3]
TA XV-B, L.P.	2/10/2025	North America	-	640,000	617,306	[1,2,3]
TPG GP Solutions (B), L.P.	10/28/2024	North America	-	11,461,244	14,726,721	[1,2,3]
XN Private Fund LP	5/22/2026	North America	-	5,983,436	6,010,041	[1,2,3]
				1,205,976,835	1,500,178,494

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
Secondary Fund Investments — 44.3%
A&M Capital Partners, LP	9/30/2024	North America	-	$1,149,988	$1,085,140	[1,2,3]
ABRY Partners VII, LP	1/1/2026	North America	-	909,774	2,104,959	[1,2,3]
ABRY Senior Equity IV, L.P.	9/30/2024	North America	-	371,698	463,205	[1,2,3]
ACON Equity Partners 3.5, L.P.	10/1/2024	North America	-	2,683,411	2,389,816	[1,2,3]
AE Industrial Partners Extended Value Fund, LP	1/7/2022	North America	-	811,551	291,920	[1,2,3]
Alpine Investors VI, LP	1/1/2026	North America	-	22,708,250	27,410,116	[1,2,3]
APH Extended Value Fund H, L.P.	1/30/2025	North America	-	34,834,676	43,148,589	[1,2,3]
Apse Capital II, L.P.	10/28/2024	Europe	-	44,372,708	69,389,830	[1,2,3,4]
Atlas Capital Resources II LP	9/30/2024	North America	-	2,952,590	8,371,664	[1,2,3]
Avenir Growth Partners II, L.P.	6/30/2025	North America	-	4,728,785	8,442,194	[1,2,3]
Avenir Growth Partners III, L.P.	6/30/2025	North America	-	8,158,554	11,465,151	[1,2,3]
Avenir Growth Partners IV, L.P.	6/30/2025	North America	-	21,618,812	35,033,059	[1,2,3]
Avenir Growth Partners V, L.P.	6/30/2025	North America	-	15,575,923	20,693,174	[1,2,3]
Banneker CV, L.P.	1/21/2025	North America	-	33,588,893	41,126,816	[1,2,3]
BC Partners Galileo (1) L.P. - Class 1	1/7/2022	Europe	-	3,766,751	4,880,340	[1,2,3,4]
BC Partners Galileo (1) L.P. - Class 2	1/7/2022	Europe	-	181,195	244,458	[1,2,3,4]
Beecken Petty O'Keefe Fund IV, L.P.	9/30/2024	North America	-	103,835	218,837	[1,2,3]
Blue Point Capital Partners III (A), L.P.	7/1/2025	North America	-	532,775	2,232,440	[1,2,3]
Blue Point Capital Partners IV (A), L.P.	7/1/2025	North America	-	14,934,220	14,006,679	[1,2,3]
Blue Sea Capital Fund I LP	9/30/2024	Europe	-	129,884	129,965	[1,2,3]
Blue Wolf Capital Fund III, L.P.	9/30/2024	North America	-	8,322,403	12,672,818	[1,2,3]
Brentwood Associates Opportunities Fund II-A, L.P.	7/18/2025	North America	-	34,978,087	51,037,648	[1,2,3]
BSP Pioneer Investors Feeder L.P.	9/29/2025	North America	-	37,296,526	41,911,238	[1,2,3]
CapStreet IV, L.P.	9/30/2024	North America	-	4,781,483	2,354,665	[1,2,3]
Carousel Capital Apex Rollover Partners, L.P.	9/30/2024	North America	-	1,517,984	2,244,041	[1,2,3]
Carousel Capital Partners IV, L.P.	9/30/2024	North America	-	1,765,490	1,121,542	[1,2,3]
Carrick Capital Partners, L.P.	9/30/2024	North America	-	1,960,094	1,568,455	[1,2,3]
Catterton Growth Partners II, L.P.	9/30/2024	North America	-	13,952,005	13,408,000	[1,2,3]
Centre Capital Investors VI, L.P.	9/30/2024	North America	-	4,598,753	4,225,958	[1,2,3]
Centre Lane Partners III, L.P.	9/30/2024	North America	-	18,135,687	15,208,781	[1,2,3]
Cerberus Verne Investor, L.P.	4/9/2026	North America	-	18,904,275	19,715,576	[1,2,3]
Churchill Secondary Partners II (Blocker), LLC	6/26/2025	North America	-	24,358,555	28,737,366	[1,2,3]
CPF Midway Fund-A, L.P.	3/19/2025	North America	-	14,573,530	20,428,491	[1,2,3]
Cub SPV-C, L.P.	6/26/2026	North America	-	22,727,273	25,832,649	[1,2,3]
DFJ Growth 2006 Continuation, L.P.	11/1/2024	North America	-	22,418,653	175,385,993	[1,2,3]
Dover Street IX Cayman Fund L.P.	6/30/2026	North America	-	5,749,020	7,698,800	[1,2,3]
EDG Partners Fund II, L.P.	9/30/2024	North America	-	632,105	926,210	[1,2,3]
Edgewater Capital Partners III LP	9/30/2024	North America	-	2,488,995	288,655	[1,2,3]
Envoy BDMI SPV LLC	6/3/2025	North America	-	21,988,954	33,561,686	[1,2,3]
EOS VP II FP LP	4/29/2025	North America	-	810,774	1,448,458	[1,2,3]
EVP II LP	4/29/2025	North America	-	6,486,192	11,395,022	[1,2,3]
FB HA Holdings LP	1/7/2022	North America	-	396,873	4,667,263	[1,2,3]
Founders Circle Capital Co-Invest Series, L.P. - Series 8	5/24/2024	North America	-	15,000,000	20,732,205	[1,2,3]
GA Continuity Fund II, L.P.	3/14/2025	North America	-	45,712,515	60,518,511	[1,2,3]
Genstar Capital Partners IX, L.P.	6/30/2026	North America	-	7,502,408	9,488,739	[1,2,3]
Genstar Capital Partners X, L.P.	6/30/2026	North America	-	6,857,206	8,348,585	[1,2,3]
Glouston Private Equity Opportunities VII(a), L.P.	5/29/2024	North America	-	15,688,324	18,009,727	[1,2,3]
Great Hill Equity Partners V, L.P.	9/30/2025	North America	-	14,584,395	14,659,534	[1,2,3]
Great Hill Equity Partners VI, L.P.	9/30/2025	North America	-	26,586,567	27,056,547	[1,2,3]
Great Hill Equity Partners VII, L.P.	9/30/2025	North America	-	17,139,971	15,747,869	[1,2,3]
Great Hill Equity Partners VIII, L.P.	9/30/2025	North America	-	15,754,698	14,655,187	[1,2,3]
Green Equity Investors CF IV J, L.P.	5/29/2025	North America	-	1,309,674	1,473,221	[1,2,3]

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
Green Equity Investors CF IV-C, L.P.	4/15/2025	North America	-	$10,697,244	$11,881,952	[1,2,3]
Gridiron Capital Fund II, L.P.	9/30/2024	North America	-	1,581,243	37,250	[1,2,3]
Gryphon Partners 3.5, L.P.	9/30/2024	North America	-	90,199	77,275	[1,2,3]
GTCR Fund XIV/A&B LP	12/31/2025	North America	-	9,552,730	10,960,892	[1,2,3]
GTCR Strategic Growth Fund I/A&B LP	12/31/2025	North America	-	6,083,340	6,562,913	[1,2,3]
Harvest Partners VI, L.P.	9/30/2024	North America	-	1,957,331	387,292	[1,2,3]
HCI Equity Partners IV, L.P.	9/30/2024	North America	-	8,683,847	3,798,329	[1,2,3]
Health Velocity Capital II, L.P.	12/31/2025	North America	-	9,223,068	12,747,641	[1,2,3]
Hellman & Friedman Capital Partners X, L.P.	3/31/2025	North America	-	61,578,142	67,261,124	[1,2,3]
HGC 2025, L.P.	4/10/2025	North America	-	5,436,736	9,405,060	[1,2,3]
Housatonic Equity Investors V, L.P.	9/30/2024	North America	-	3,355,426	3,503,846	[1,2,3]
HPS KP Mezz 2019 Co-Invest, L.P.	4/1/2024	North America	-	37,190,448	53,434,488	[1,2,3]
HPS KP SIP V Co-Investment Fund, L.P.	4/1/2024	North America	-	13,065,632	21,267,732	[1,2,3]
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	North America	-	20,469,091	23,657,034	[1,2,3]
HPS Offshore Strategic Investment Partners V, L.P.	4/1/2024	North America	-	22,917,224	28,142,921	[1,2,3]
ICG Ludgate Hill (Feeder) V-A Charger SCSp	3/22/2024	North America	-	10,743,676	13,698,629	[1,2,3]
Icon Partners V, L.P.	1/7/2022	North America	-	8,010,026	9,304,336	[1,2,3]
JFL-NG Continuation Fund, L.P.	1/7/2022	North America	-	8,064,078	17,430,940	[1,2,3]
JLL Partners Fund VIII Secondary (SV), L.P.	2/26/2025	Europe	-	17,646,592	22,806,780	[1,2,3]
JMI Equity Fund IX-B, L.P.	12/31/2025	North America	-	23,617,985	17,925,104	[1,2,3]
KarpReilly Capital Partners II, L.P.	9/30/2024	North America	-	7,486,099	9,282,756	[1,2,3]
LGP Sage PC Coinvest LP	11/20/2024	North America	-	14,628,014	23,776,421	[1,2,3]
Lightspeed Ascent Fund, L.P.	11/18/2024	North America	-	9,700,000	13,878,897	[1,2,3]
Liquid 2 Ventures Fund II, L.P.	12/31/2024	North America	-	7,429,552	14,300,005	[1,2,3]
LLCP LMM Acquisition Fund L.P.	11/20/2024	North America	-	7,511,285	9,827,796	[1,2,3]
LLR Equity Partners IV, L.P.	9/30/2024	North America	-	972,227	2,546,701	[1,2,3]
Mainsail Partners III, L.P.	9/30/2024	North America	-	5,878,779	2,877,920	[1,2,3]
Marilyn Co-Invest, L.P.	4/1/2024	North America	-	32,439,003	47,212,159	[1,2,3]
Marlin Equity III, L.P.	10/1/2024	North America	-	67,226	71,533	[1,2,3]
MCP Continuation Fund II Coöperatief U.A.	9/24/2025	Europe	-	30,725,597	32,274,084	[1,2,3,4]
Meridian Private Equity Select Co-Invest I SCSp	3/28/2025	North America	-	5,878,290	6,846,852	[1,2,3]
Meridian Private Equity Select Partnerships I SCSp	3/28/2025	North America	-	8,797,170	11,670,967	[1,2,3]
MetLife Investments Private Equity Partners (Feeder) III, L.P.	6/29/2026	North America	-	50,833,629	58,750,679	[1,2,3]
MetLife Investment Private Equity Partners II (Feeder), L.P.	6/28/2024	North America	-	33,462,011	41,894,926	[1,2,3]
Mezzanine Partners III, L.P.	9/30/2024	North America	-	3,939,571	3,798,673	[1,2,3]
MidOcean Partners V L.P.	9/30/2025	North America	-	17,744,223	18,894,286	[1,2,3]
MidOcean Partners VI L.P.	9/30/2025	North America	-	10,192,731	12,294,273	[1,2,3]
Milano Co-Invest, L.P.	4/1/2024	North America	-	4,021,231	4,037,950	[1,2,3]
Minerva Co-Invest, L.P.	4/1/2024	North America	-	8,463,661	13,258,433	[1,2,3]
Montagu+ SCSp	1/7/2022	Europe	-	1,766,979	2,378,143	[1,2,3,4]
NEA Secondary Opportunity Fund, L.P.	7/10/2024	North America	-	23,029,038	50,796,559	[1,2,3]
NORD Rocky Funds GmbH & Co. KG	4/7/2026	Europe	-	20,067,493	26,330,917	[1,2,3,4]
Novacap International TMT IV, L.P.	9/30/2024	North America	-	11,871,979	1,591,454	[1,2,3,4]
NSH Verisma Holdco, L.P.	1/7/2022	North America	-	5,515,834	12,196,269	[1,2,3]
Odyssey Investment Partners Fund V, LP	9/30/2024	North America	-	14,250,992	20,158,923	[1,2,3]
Odyssey Investment Partners Fund VI-A, LP	10/1/2025	North America	-	121,002,990	103,245,949	[1,2,3]
OFS Energy Fund III (Q), L.P.	9/30/2024	North America	-	783,492	418,165	[1,2,3]
One Equity Partners VII-A, L.P.	6/30/2025	North America	-	17,088,456	18,920,441	[1,2,3]
One Equity Partners VIII-A, L.P.	6/30/2025	North America	-	27,306,711	26,832,062	[1,2,3]

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
Outlander I Archimedes, LP	12/31/2024	North America	-	$773,446	$1,271,219	[1,2,3]
Overbay Capital Partners 2023 Fund Aggregator (AIV V) LP	12/23/2024	Europe	-	4,147,375	6,005,214	[1,2,3,4]
Overbay Capital Partners 2024 Fund Aggregator (AIV IV) LP	12/30/2024	North America	-	3,488,154	4,241,635	[1,2,3]
Overbay Capital Partners 2024 Fund Aggregator (AIV IX) LP	8/29/2025	North America	-	43,464,559	74,945,475	[1,2,3]
Overbay Capital Partners 2024 Fund Aggregator (AIV VI) Glencoe Investor II LP	5/22/2025	North America	-	29,050,000	45,654,686	[1,2,3]
Palladium Equity Partners IV, L.P.	10/1/2024	North America	-	1,680,847	2,128,432	[1,2,3]
ParkerGale Capital II, LP	3/31/2025	North America	-	21,823,855	28,154,255	[1,2,3]
Percheron Horsepower-A LP	9/22/2025	North America	-	20,929,722	28,844,421	[1,2,3]
PG Source Investment LLC	3/31/2025	North America	5,007	9,274,616	14,223,329	[1,2,3]
Platte River Equity III, L.P.	9/30/2024	North America	-	444,793	8,968	[1,2,3]
PMH II SPV Bellflower LP	2/28/2025	North America	-	4,691,566	7,204,145	[1,2,3]
PMH II SPV Sunflower (Cayman) LP	10/24/2025	North America	-	36,291,718	59,676,297	[1,2,3]
Pontifax Global Food and Agriculture Technology Fund L.P.	12/31/2024	North America	-	1,929,735	2,374,671	[1,2,3]
Quad Partners IV, L.P.	9/30/2024	North America	-	1,605,234	485,657	[1,2,3]
RCP Fund XII Cayman Feeder, LP	6/30/2026	North America	-	9,226,706	11,530,163	[1,2,3]
RCP Fund XV Cayman Feeder, LP	6/30/2026	North America	-	8,333,592	9,985,675	[1,2,3]
RCP Multi-Strategy Cayman Feeder II, LP	6/30/2026	North America	-	3,993,806	4,792,735	[1,2,3]
Riverside Fund V SQ-A, L.P.	9/30/2024	North America	-	3,668,715	3,647,711	[1,2,3]
Riverside Micro-Cap Fund V, L.P.	9/30/2025	North America	-	3,701,740	6,442,111	[1,2,3]
Riverside Micro-Cap Fund V-A, L.P.	9/30/2025	North America	-	8,239,350	14,341,227	[1,2,3]
Riverside Micro-Cap Fund VI, L.P.	9/30/2025	North America	-	3,413,387	4,080,449	[1,2,3]
Riverside Micro-Cap Fund VI-A, L.P.	9/30/2025	North America	-	6,930,159	8,284,515	[1,2,3]
RoundTable Healthcare Partners III, L.P.	9/30/2024	North America	-	13,005,425	14,978,803	[1,2,3]
RSK Topco, LP	3/17/2025	North America	19,667,377	19,703,398	27,022,819	[1,5]
SG Coinvest - C, L.P.	12/24/2025	North America	-	13,372,000	18,261,905	[1,2,3]
Shamrock Capital Growth Fund III, L.P.	9/30/2024	North America	-	2,647,244	3,373,608	[1,2,3]
ShoreView Capital Partners III, LP.	9/30/2024	North America	-	11,821,112	9,309,669	[1,2,3]
SK Capital Partners III, L.P.	9/30/2024	North America	-	6,090,954	2,205,573	[1,2,3]
SkyKnight Capital II CV B, L.P.	10/30/2024	North America	-	14,522,965	18,753,264	[1,2,3]
SkyKnight TG Holdings LP	8/1/2025	North America	-	1,373,591	1,497,270	[1,2,3]
SPC Partners V, L.P.	9/30/2024	North America	-	2,588,770	2,775,028	[1,2,3]
StepStone VC Global Partners IX-B, L.P.	6/30/2026	North America	-	11,003,729	12,970,405	[1,2,3]
StepStone VC Secondaries Fund V, L.P.	6/30/2026	North America	-	8,106,063	10,064,583	[1,2,3]
StepStone VC Global Partners X-B, LP	6/30/2026	North America	-	7,422,760	9,956,984	[1,2,3]
StepStone VC Global Partners XI (Cayman) L.P.	6/30/2026	North America	-	7,101,233	8,314,560	[1,2,3]
StepStone VC Micro III, LP	6/30/2026	North America	-	6,731,305	8,127,335	[1,2,3]
StepStone VC Micro IV, L.P.	6/30/2026	North America	-	3,781,730	4,559,646	[1,2,3]
StepStone VC Secondaries Fund IV, L.P.	6/30/2026	North America	-	6,945,181	8,376,576	[1,2,3]
Stork SPV, LP	1/7/2022	North America	-	1,541,140	2,781,948	[1,2,3]
Sumeru Equity Partners Fund IV L.P.	6/30/2026	North America	-	5,022,363	6,052,042	[1,2,3]
TA XIV-A, L.P.	3/31/2025	North America	-	70,607,781	77,309,282	[1,2,3]
The Veritas Capital Fund VIII, L.P.	3/31/2025	North America	-	54,473,865	64,405,044	[1,2,3]
TPG Atlas Partners L.P.	11/12/2025	North America	-	14,919,588	16,798,170	[1,2,3]
Trinity Hunt Partners IV, L.P.	9/30/2024	North America	-	3,935,913	123,101	[1,2,3]
Trinity Ventures 2024, L.P.	12/20/2024	North America	-	18,565,478	18,508,904	[1,2,3]
Trive Capital Fund IV-A, LP	6/30/2026	North America	-	6,902,096	8,992,781	[1,2,3]
Trive Capital Fund I LP	9/30/2024	North America	-	1,234,135	1,320,452	[1,2,3]
TriWest Capital Partners IV (US) LP	9/30/2024	North America	-	2,145,831	1,520,628	[1,2,3,4]
TSCP CV I, L.P.	1/7/2022	North America	-	4,864,789	5,402,238	[1,2,3]
TSCP CV II, L.P.	9/6/2024	North America	-	15,399,239	25,273,053	[1,2,3]
Vida Ventures II, LLC	12/31/2024	North America	-	1,214,890	4,500,320	[1,2,3]
Vida Ventures LLC	12/31/2024	North America	-	532,772	2,532,845	[1,2,3]
Vista Foundation Fund IV, L.P.	10/1/2025	North America	-	13,894,359	14,012,201	[1,2,3]
VV Atreus Special Fund LLC	12/31/2024	North America	-	557,697	695,219	[1,2,3]
Water Street Healthcare Partners III, L.P.	9/30/2024	North America	-	5,618,586	5,651,428	[1,2,3]
Windjammer Senior Equity Fund IV, L.P.	9/30/2024	North America	-	2,979,503	2,476,083	[1,2,3]
				2,019,642,623	2,641,540,280

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
Equity Co-Investments — 31.1%
26N Nova Co-Investment Partners LP	10/16/2025	North America	-	$60,000,000	$67,925,548	[1,2,3]
26N Onelife Co-Investment Partners-A LP	10/10/2024	North America	-	10,333,333	14,861,995	[1,2,3]
A2 Biotherapeutics - Series C Preferred, 6.00% PIK	12/30/2024	North America	13,513,513	9,999,999	9,999,999	[1,5,6]
AH Parent Inc (Alliant Inc) – Class A Preferred, 10.00% PIK	9/26/2024	North America	15,000	14,775,000	14,375,100	[1,5,6]
Alliant, Inc. - Class A-1 Common	12/12/2024	North America	2,000,000	10,000,000	18,152,406	[1,5]
Avathon Oculus IT Co-Investor, LLC	4/21/2025	North America	27,000	27,000,000	37,012,793	[1,2,3]
BayHawk Fund I Aeroplane SPV, LLC	12/20/2024	North America	-	7,952,460	8,273,275	[1,2,3]
BPCP NSA Holdings, Inc. - Common	5/15/2024	North America	3,000	3,000,000	5,030,969	[1,5]
BPCP NSA Holdings, Inc. - Preferred	5/15/2024	North America	6,000	9,000,000	9,000,000	[1,5]
BSP-TS Co-Invest I, LLC	1/7/2022	North America	-	5,218,286	6,871	[1,2,3]
Cape One Alpha Investment Holdings LLC - Series A, 8.00% PIK	9/5/2025	North America	16,500,000	16,500,000	16,500,000	[1,5,6]
Circle Pharma, Inc. - Series D, 8.00% PIK	8/29/2024	North America	15,931,176	10,000,000	10,000,000	[1,5,6]
D1 Kilowatt Holdings, LP	5/4/2026	North America	-	30,000,000	30,000,000	[1,2,3]
Earned Growth Investors I LP	12/3/2024	North America	-	12,625,000	18,438,219	[1,2,3]
Echo Buyout II, L.P.	3/19/2026	North America	-	40,376,987	39,803,172	[1,2,3]
Echo Buyout, L.P.	10/15/2025	North America	-	10,027,994	9,928,506	[1,2,3]
Entro Co-Invest, LP - Class A Common	10/24/2025	Europe	7,725	11,590,208	11,450,015	[1,2,3,4]
EPP Holdings, LLC	1/7/2022	North America	260,000	2,605,817	4,152,761	[1,5]
Fairview Applied 2025, L.P.	6/5/2025	North America	-	7,583,333	8,061,967	[1,5]
Founders Circle Capital Co-Invest Series, L.P. - Series 10	3/14/2025	North America	-	20,000,000	33,176,155	[1,2,3]
Franklin Ventures Investments, L.P. - Opportunities Fund Series VI	4/17/2025	North America	-	10,000,000	12,397,430	[1,2,3]
Gallant Screening Holdco, Inc.	1/7/2022	North America	-	4,645,007	6,304,296	[1,2,3]
GC Ferry Co-Invest II LP	7/31/2025	North America	-	16,200,000	21,574,065	[1,2,3]
GHW Ventures LP - SCMF ModRetro Series A	3/12/2026	North America	-	2,940,000	2,940,000	[1,5]
GSP Sarasota Co-Invest Fund, L.P.	3/5/2026	North America	-	10,190,207	10,067,445	[1,2,3]
Haveli Aston Co-Invest, L.P.	5/28/2025	North America	-	10,805,546	17,372,188	[1,2,3]
Haveli Cascade Co-Invest I, L.P.	9/19/2025	North America	-	20,039,162	20,002,691	[1,2,3]
Health Velocity Capital IVX Special Situation Fund, L.P.	5/22/2024	North America	-	10,640,136	24,876,921	[1,2,3]
HiBid Aggregator, LP	9/25/2024	North America	10,000	4,834,679	9,534,509	[1,5]
HP Prestige Co-Invest Blocker Aggregator, LP	7/18/2025	North America	-	13,000,000	14,024,824	[1,5]
Insight Hideaway Aggregator, L.P.	4/3/2024	North America	-	10,400,000	15,620,883	[1,2,3]
JFL-Tiger Co-Invest Partners, L.P.	7/31/2024	North America	-	8,122,426	18,399,618	[1,2,3]
Khosla Ventures OAI, LLC	10/1/2024	North America	-	15,003,704	56,323,019	[1,5]
Klick Ventures Inc. Class F - Common	11/5/2025	North America	5,000,000	5,000,000	5,000,000	[1,5]
KRC PEX Feeder Blocked LP	11/26/2025	North America	-	13,493,793	13,416,729	[1,2,3,4]
KRESA Co-Invest, L.P.	12/22/2025	North America	5,000	5,000,000	5,894,676	[1,5]
Liberty Hall Capital Paxia Partners, L.P.	6/27/2025	North America	-	15,000,000	15,876,579	[1,2,3]
Lightspeed SPV-A2, LLC	8/14/2025	North America	-	10,061,000	17,773,373	[1,2,3]
Mahseer Holdings, LLC	3/11/2026	North America	1,805	50,000,000	50,000,000	[1,2,3]
MCP Co-Investment Fund V Coöperatief U.A.	5/9/2025	Europe	-	7,476,426	10,703,268	[1,2,3,4]
MCP Co-Investment Fund VI Coöperatief U.A.	9/23/2025	Europe	-	11,097,345	12,921,094	[1,2,3,4]
MDCP Co-Investors (Chicago-C), L.P.	10/28/2025	North America	-	30,068,730	35,169,404	[1,2,3]
Menlo Ridgeview Co-Invest LLC	5/16/2025	North America	-	50,653,950	66,460,574	[1,2,3]
NEA CH 2026 SPV, L.P.	3/23/2026	North America	-	5,000,000	5,290,438	[1,2,3]
NEA CH SPV, L.P.	5/9/2024	North America	-	10,016,447	15,564,276	[1,2,3]
NEA PLA 2025 SPV, L.P.	4/3/2025	North America	-	10,090,140	14,560,142	[1,2,3]
NEA TS 2024 SPV, L.P.	7/22/2024	North America	-	4,015,226	5,882,627	[1,2,3]
NGM Bio Holdings, Inc. - Series A	7/5/2024	North America	5,000,000	15,000,000	15,000,000	[1,5]

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
NoHo Holdings III LLC	12/3/2024	North America	-	$431,416	$141,921	[1,2,3]
North American Essential Services Aggregator, LP	1/7/2022	North America	2,684	4,219,307	5,380,827	[1,5]
Novacap DI Co-Investment (All West), L.P.	10/3/2024	North America	-	5,387,400	6,412,246	[1,2,3]
Novacap International TMT VI Co-Investment (Igloo), L.P.	12/11/2025	North America	-	41,402,902	41,383,417	[1,2,3]
Novacap International TMT VI Co-Investment (NDT), L.P.	5/29/2025	North America	-	19,450,462	23,987,320	[1,2,3]
Nura Bio, Inc - Series B Preferred	4/2/2026	North America	3,849,114	2,999,999	2,999,999	[1,5]
OceanSound Partners Co-Invest II, LP - Series D	1/7/2022	North America	-	4,176,896	4,048,845	[1,2,3]
Odyssey Investment Partners VI Mercalis Co-Invest, LP	6/9/2025	North America	-	20,172,617	21,162,387	[1,2,3]
OEP VIII Project Laser Co-Investment Partners, L.P.	3/17/2023	North America	-	2,560,062	6,176,599	[1,2,3]
Onward 2 Co-Invest Aggregator, L.P.	3/25/2026	North America	-	40,310,220	40,310,220	[1,2,3]
PACT-Forge Co-Investment Fund, L.P.	11/7/2025	North America	-	1,378,649	1,358,465	[1,2,3]
Paxia Holdings LP - Preferred, 15.00% PIK	6/26/2025	North America	100	10,000,000	10,000,000	[1,5,6]
Project Silver Co-Invest, L.P.	12/4/2025	North America	-	25,097,442	24,991,944	[1,2,3]
PSC Tiger LP	9/4/2024	Europe	-	17,978,946	23,671,597	[1,2,3,4]
RCAF CCG, L.P.	12/29/2025	North America	-	50,000,000	50,000,000	[1,2,3]
RCAF DAWGS, L.P.	3/26/2025	North America	-	15,000,000	18,565,382	[1,2,3]
RCR Equity, LP - Class A Common	4/30/2024	North America	56,000	56,000	5,103,730	[1,5]
RCR Equity, LP - Class A Preferred, 8.00% PIK	4/30/2024	North America	5,544,000	2,839,016	2,839,016	[1,5,6]
Resurgens III Co-Invest A, L.P.	2/23/2026	North America	-	7,587,064	7,510,896	[1,2,3]
Retym, Inc. - Series D	1/29/2025	North America	472,277	4,999,997	4,999,997	[1,5]
Revelar GSMS Fund, L.P.	3/31/2026	North America	-	75,000,000	75,236,300	[1,2,3]
SAS Vehicle I, L.P.	12/30/2024	North America	-	30,190,794	39,575,329	[1,2,3]
Schulerhilfe Co-Invest, L.P.	5/13/2025	Europe	100,000	10,319,818	13,774,598	[1,2,3]
SDC Co-Invest Holdings LP	9/25/2025	North America	10,000	10,081,343	9,528,499	[1,2,3]
SEWP Co-Invest LP	10/8/2025	Europe	-	37,824,895	37,390,837	[1,2,3]
Smash Capital Trend Holdco SPV LP	8/12/2024	North America	-	20,937,938	45,876,805	[1,2,3]
Sprinkler 2024 Co-Investment I (Feeder) SCSp	3/10/2025	Europe	-	32,513,566	53,762,256	[1,2,3,4]
TA Investors Thunderbolt, L.P.	1/29/2026	North America	-	14,477,966	14,477,348	[1,2,3]
TCV Beat Co, L.P.	9/27/2024	Europe	-	5,045,751	6,966,907	[1,2,3]
TCV Cedar Co, L.P.	10/24/2025	North America	-	10,689,998	11,413,219	[1,2,3]
TCV Juniper Co, L.P.	5/19/2025	North America	-	5,046,906	5,183,585	[1,2,3]
Themis Solutions Inc. - Class G-1 Preferred	11/4/2025	North America	549,049	24,999,958	24,999,958	[1,5]
Tinicum Space Coast Co-Invest, LLC	10/29/2024	North America	-	30,000,000	37,631,477	[1,2,3]
TPG Growth VI Iron CI, LP	10/15/2025	North America	-	50,000,000	49,896,378	[1,2,3]
TPG IX Cardiff CI IV L.P.	12/29/2025	North America	-	25,221,583	31,716,215	[1,2,3]
TSS Co-Invest Holdings, LP	9/9/2022	North America	-	5,010,222	8,949,194	[1,2,3]
T-X Ultra Co-Invest LP	6/27/2025	North America	-	25,116,667	30,498,908	[1,2,3]
VCF Compass Co-Investor Holdings II L.P.	3/19/2025	North America	-	1,317,088	1,856,220	[1,2,3]
VCF Compass Co-Investor Holdings L.P.	4/25/2024	North America	-	10,000,807	15,472,901	[1,2,3]
Violet Investors LP	9/12/2024	North America	-	12,443,147	41,830,354	[1,2,3]
Vitu Co-Invest LP	1/8/2025	North America	-	5,250,000	7,930,041	[1,2,3]
WP Cubs Co-Investment, L.P.	3/16/2026	North America	62,500,000	62,805,320	63,019,000	[1,2,3]
XN Opportunities IX LP	11/4/2025	North America	-	10,175,000	10,698,845	[1,2,3]
XN Opportunities VIII LP	10/3/2025	North America	-	20,050,000	23,200,530	[1,2,3]
XN Opportunities X, LP	3/30/2026	North America	-	5,004,000	5,346,790	[1,2,3]
				1,512,953,503	1,852,378,122

Credit Co-Investments — 2.8%	Initial Acquisition Date	Geographic Region	Principal Amount	Cost	Fair Value
CCOF III Nexus Co-Invest Aggregator, L.P.	3/22/2024	Europe	$-	$3,615,905	$5,969,049	[1,2,3]
Cheval Blanc Co-Invest, L.P.	2/25/2025	North America	-	14,679,644	18,001,002	[1,2,3]
Chrome Investors, LP	2/10/2025	North America	-	24,006,787	29,254,380	[1,2,3]
Circle Pharma, Inc., Convertible Note, USD 8.00%, 10/1/2027	10/1/2025	North America	5,000,000	5,000,000	4,974,132	[1,5]
Evergreen Services Group Holdco, LLC, PIK
Term Loan, USD 13.75%, 4/05/2031	4/5/2024	North America	8,369,421	8,363,156	8,348,703	[1,5,6]
Delayed Draw, USD 13.75%, 4/05/2031	4/5/2024	North America	4,595,852	4,592,328	4,584,475	[1,5,6]
Term Loan, USD 12.75%, 4/05/2031	9/19/2025	North America	4,647,771	4,570,325	4,330,102	[1,5,6]
Delayed Draw, USD 12.75%, 4/05/2031	9/19/2025	North America	906,139	890,915	844,205	[1,5,6]
Gramercy PG Holdings II LP	8/20/2024	Europe	-	9,828,000	12,659,578	[1,2,3]
Nader Upside 2 Sarl, EUR PIK Term Loan, 3 mo. EURIBOR+9.25%, 11.54% EUR, 3/13/30	3/14/2024	Europe	4,790,924	5,253,171	5,366,901	[1,4,5,6,8,11]
RCAF CCG, L.P.	12/29/2025	North America	-	63,250,000	66,660,929	[1,2,3]
Symbiotic Capital EB Fund, L.P.	3/7/2024	North America	-	5,061,912	5,935,281	[1,2,3]
				149,112,143	166,928,737

Private Equity — 0.0%			Shares/Units
Dawson Partners Portfolio Finance Evergreen (Aggregator) Blocker LP	8/25/2025	North America	-	4,784	90,430	[1,5]
				4,784	90,430

Registered Funds — 1.6%
Cliffwater Corporate Lending Fund - Class I		North America	9,416,196	100,000,000	98,587,571	[1,7]
				100,000,000	98,587,571

Short-Term Investments — 0.5%
State Street Institutional U.S. Government Money Market Fund, 3.58%			31,864,001	31,864,001	31,864,001	[1,9]
				31,864,001	31,864,001

Total Investments — 105.5%				5,019,553,889	6,291,567,635
Liabilities Less Other Assets — (5.5)%					(329,550,215)
Net Assets — 100.0%					$5,962,017,420

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

USD – United States Dollar

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

[1]	As of June 30, 2026 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $6,291,567,635 as of June 30, 2026. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Financial Statements for additional information.
[2]	Investment valued using net asset value per share as practical expedient.
[3]	These securities are restricted, the total value of these securities is $5,845,240,539, which represents 98.0% of total net assets of the Fund.
[4]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[5]	Value was determined using significant unobservable inputs.
[6]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[7]	Affiliated security. See Note 4.
[8]	Floating rate security. Rate shown is the rate effective as of period end.
[9]	The rate is the annualized seven-day yield at period end.
[10]	The fund has commenced operations but has not called capital from investors.
[11]	All or a portion of the security was made through a participation. Please see Note 2 for a description of loan participations.

See accompanying Notes to Consolidated Schedule of Investments.

Cascade Private Capital Fund
Notes to Consolidated Schedule of Investments June 30, 2026 (Unaudited)

1. Organization

Cascade Private Capital Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is organized under the laws of the State of Delaware as a Delaware statutory trust pursuant to a Fourth Amended and Restated Certificate of Trust dated as of February 27, 2024, as it may be further amended from time to time. The Fund commenced operations on January 7, 2022. The Fund operates as an interval fund pursuant to Rule 23c-3 of the Investment Company. Cliffwater LLC (“Cliffwater” or the “Investment Manager”) serves as the investment adviser to the Fund. The Investment Manager is an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended.

The Fund currently offers one class of shares (“Shares”), Class I Shares, on a continuous basis at the net asset value (“NAV”) per share. Class I Shares were formerly named Class 1 Shares. The minimum initial investment in the Fund is $25,000,000 for the Class I Shares. Investors purchasing Class I Shares are not charged a sales load. Class 2 Shares, Class 3 Shares and Class 4 Shares are no longer offered.

The Fund’s investment objective is to generate long-term capital appreciation by investing in a portfolio of private equity, private debt, as well as structured equity securities that have both equity and credit qualities, investments in real assets, including real estate, and any newer instruments such as collateralized fund obligations (together, “Private Capital”) that provide attractive risk-adjusted return potential. Private Capital investments are investments into the equity and/or debt of private companies. The Fund will seek to achieve its objective through exposure to a broad set of managers, strategies and transaction types across multiple sectors, geographies and vintage years (the first year in which a fund receives capital from investors or starts making investments). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in assets representing investments in Private Capital. Unfunded commitments are not counted for purposes of calculating the Fund’s 80% policy. This test is applied at the time of investment; later percentage changes caused by a change in the value of the Fund’s assets, including as a result of the issuance or repurchase of Shares, will not require the Fund to dispose of an investment. The Fund expects that most of its debt investments will not be rated by any rating agency, will not be registered with the SEC or any state or foreign securities commission and will not be listed on any national securities exchange.

The Fund is deemed to be an individual reporting segment. The objective and strategy of the Fund are used by the Investment Manager to make investment decisions, and the results of the operations, as shown on the Consolidated Statement of Operations and the Consolidated Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Consolidated Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Investment Manager is deemed to be the chief decision maker with respect to the Fund’s investment decisions.

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

A list of the subsidiaries that hold assets is as follows as of June 30, 2026:

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
MassMutual Private Equity Funds LLC (“MMPEF”)	January 7, 2022	$123,334,414	2.07%
MassMutual Private Equity Funds Subsidiary LLC (“MMPEF Subsidiary”)	January 7, 2022	7,386,448	0.12%
CPCF Holdings (D1) LLC (“CPCF HLD1”)	April 1, 2024	1,341,841,650	22.51%
CPCF Splitter LLC (“CPCF Splitter”)	June 11, 2024	4,036,198,455	67.70%
CPCF Blocker LLC (“CPCF Blocker”)	June 11, 2024	283,247,446	4.75%
CPCF Holdings (D3) LLC (“CPCF HLD3”)	April 1, 2024	36,209,991	0.61%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of June 30, 2026.

CPCF HLD1 and MMPEF are disregarded entities for income tax purposes. MMPEF Subsidiary, CPCF HLD3 and CPCF Blocker are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. CPCF Splitter is a limited liability company that is treated as a partnership for income tax purposes. CPCF Splitter is owned by CPCF Blocker and CPCF HLD1. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of June 30, 2026, the Fund had no unfunded loan commitments.

Borrowing, Use of Leverage

On September 26, 2024, the Fund’s wholly owned subsidiary, CPCF HLD1, entered into a secured revolving credit facility (the “Facility”), with JPMorgan Chase Bank N.A. (the “Lender”). The Facility, as most recently amended, effective January 2, 2026, provides for borrowings on a committed basis in an aggregate principal amount up to $1,250,000,000, and may be increased further from time to time upon mutual agreement by the Lender and CPCF HLD1. The Facility matures on September 26, 2028 and may be extended further from time to time. In connection with the Facility, CPCF HLD1 has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including but not limited to: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of CPCF HLD1 or the Fund; (iii) a change of control of CPCF HLD1; or (iv) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lender may declare the outstanding advances and all other obligations under the Facility immediately due and payable.

Certain Fund investments are held by this special purpose vehicle (“SPV”). The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness).The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

3. Fair Value of Investments

Fair value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30 2026:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Primary Fund Investments	$—	$—	$—	$1,500,178,494	$1,500,178,494
Secondary Fund Investments	—	—	27,022,819	2,614,517,461	2,641,540,280
Equity Co-Investments	—	—	260,313,757	1,592,064,365	1,852,378,122
Credit Co-Investments	—	—	28,448,518	138,480,219	166,928,737
Private Equity	—	—	90,430	—	90,430
Registered Funds	98,587,571	—	—	—	98,587,571
Short-Term Investments	31,864,001	—	—	—	31,864,001
Total Assets	$130,451,572	$—	$315,875,524	$5,845,240,539	$6,291,567,635

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for period ended June 30, 2026:

	Private Equity	Secondary Fund Investments	Equity Co-Investments	Credit Co-Investments	Total
Balance as of April 1, 2026	$93,164	$27,052,733	$258,564,673	$34,105,712	$319,816,282
Purchases	-	-	2,999,999	42,869	3,042,868
Sales/Paydowns	-	-	(5,165,321)	(6,957,223)	(12,122,544)
Realized gains (losses)	-	-	-	1,488,964	1,488,964
Original issue discount and amendment fees	-	-	-	-	-
Accretion	-	-	-	34,215	34,215
Change in Unrealized appreciation (depreciation)	(2,734)	(29,914)	3,914,406	(266,019)	3,615,739
Transfers In1	-	-	-	-	-
Transfers Out[2]	-	-	-	-	-
Balance as of June 30, 2026	$90,430	$27,022,819	$260,313,757	$28,448,518	$315,875,524
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2026	$(2,733)	$(29,914)	$3,914,406	$(174,279)	$3,707,480

[1]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.
[2]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.

4. Related Party Transactions and Arrangements

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities, or any investment which is advised or sponsored by the advisor. In this instance, affiliation is based on the fact that the Cliffwater Corporate Lending Fund is advised by Cliffwater LLC, the same Investment Advisor to the Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Consolidated Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Affiliated Investment Company	Beginning Value at April 1, 2026	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2026	Dividend Income
Cliffwater Corporate Lending Fund	$99,246,704	$-	$-	$-	$(659,133)	$98,587,571	$2,355,932